Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Policy Liabilities And Policy Account Balances In Statement of Financial Position (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal	¥ 1,304,059	¥ 1,331,671	¥ 1,308,456
Policy account balances for variable annuity and variable life insurance contracts and market risk benefits	160,177	163,734	198,905
Fixed annuities and annuitization benefits	149,544	158,952	193,322
Others	169,294	177,700	212,015
Total	1,783,074	1,832,057	1,912,698
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal	695,197	712,904	690,321
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal	577,384	591,067	595,851
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal	¥ 31,478	¥ 27,700	¥ 22,284